UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Item 1.   Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2014 (unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Consumer Discretionary — 11.8%
CBS, Cl B	37,990	$2,158,972
Dillard's, Cl A	15,165	1,807,971
Gannett	83,791	2,741,641
Gap	50,632	2,030,850
Home Depot	26,335	2,129,185
Kohl's	39,919	2,137,263
Lowe's	44,950	2,150,857
Macy's	41,774	2,414,120
Magna International	16,473	1,769,200
O'Reilly Automotive*	16,385	2,457,750
Six Flags Entertainment	53,487	2,044,273
Smith & Wesson Holding*	160,722	1,984,917
		25,826,999
Consumer Staples — 8.5%
China Nepstar Chain Drugstore ADR	181,424	411,832
Coca-Cola Enterprises	48,285	2,194,553
CVS Caremark	31,030	2,369,451
Dr Pepper Snapple Group	36,685	2,155,611
General Mills	40,913	2,051,787
JM Smucker	9,776	974,081
Kimberly-Clark	18,988	1,972,283
Medifast*	85,990	2,468,773
Reynolds American	37,990	2,121,741
Wal-Mart Stores	25,175	1,852,377
		18,572,489
Energy — 10.0%
BP ADR	38,104	1,865,953
Cameron International*	35,965	2,550,278
Chesapeake Granite Wash Trust	179,928	2,045,781
CVR Refining (A)	83,571	2,144,432
Hess	18,903	1,871,019
HollyFrontier	40,263	1,892,763
Hugoton Royalty Trust	117,722	1,154,853
LinnCo	68,792	2,001,159
Marathon Petroleum	22,185	1,852,004
Northern Tier Energy (A)	80,231	2,002,566
Western Refining	56,828	2,327,675
		21,708,483
Financials — 21.4%
Allstate	41,288	2,413,284
Ameriprise Financial	21,757	2,602,137
Aspen Insurance Holdings	46,690	1,868,067
Assurant	32,680	2,070,605
Axis Capital Holdings	51,507	2,222,527
Comerica	47,850	2,404,941
Everest Re Group	15,283	2,382,772
Fifth Third Bancorp	103,530	2,120,295
Gladstone Capital	228,760	2,081,716
Hanover Insurance Group	34,025	1,966,985
Huntington Bancshares	219,194	2,152,485
Legg Mason	56,824	2,696,299
LPL Financial Holdings	48,390	2,297,557
Montpelier Re Holdings	75,682	2,234,889
PartnerRe	19,285	2,012,583

Description	Shares	Fair Value

Platinum Underwriters Holdings	33,637	$1,971,128
Primerica	51,185	2,358,605
RenaissanceRe Holdings	19,575	1,914,631
State Street	33,057	2,328,535
Travelers	26,949	2,413,552
Unum Group	64,815	2,225,099
		46,738,692
Health Care — 5.3%
Chemed	27,790	2,830,412
Eli Lilly	38,241	2,334,995
HealthSouth	784	30,051
Omnicare	34,256	2,141,000
Pfizer	67,783	1,945,372
WellPoint	21,061	2,312,708
		11,594,538
Industrials — 10.3%
3M	12,131	1,709,137
AECOM Technology*	68,844	2,337,254
Babcock & Wilcox	67,845	2,105,909
Flowserve	32,007	2,369,798
Ingersoll-Rand	28,670	1,685,510
L-3 Communications Holdings, Cl 3	21,605	2,267,661
Northrop Grumman	21,724	2,677,917
Raytheon	27,721	2,516,235
Southwest Airlines	92,065	2,603,598
SPX	23,077	2,287,623
		22,560,642
Information Technology — 18.2%
Apple	25,480	2,435,124
CA	65,250	1,884,420
Computer Sciences	36,286	2,263,883
Conversant*	90,942	2,125,315
CoreLogic*	64,380	1,751,136
Corning	104,752	2,058,377
Flextronics International*	238,527	2,478,295
Juniper Networks	96,027	2,260,476
Lexmark International, Cl A	60,030	2,883,241
Marvell Technology Group	159,524	2,128,050
NVIDIA	120,390	2,106,825
SanDisk	27,729	2,543,026
Seagate Technology	42,775	2,506,615
TE Connectivity	37,647	2,329,973
Texas Instruments	48,865	2,260,006
Western Digital	29,827	2,977,629
Xerox	204,445	2,710,941
		39,703,332
Materials — 5.5%
Clearwater Paper*	37,849	2,558,592
Cytec Industries	24,604	2,481,313
E.I. du Pont de Nemours	33,205	2,135,414
LyondellBasell Industries, Cl A	242	25,713
PPG Industries	11,890	2,358,500
Rockwood Holdings	31,321	2,472,480
		12,032,012
Telecommunication Services — 7.8%
AT&T	60,494	2,152,982
CenturyLink	71,361	2,800,206

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF● July 31, 2014 (unaudited)

Description	Shares	Fair Value

Frontier Communications	471,699	$3,089,628
Nippon Telegraph & Telephone ADR	77,837	2,588,859
Orange ADR	147,053	2,288,145
Spok Holdings	132,820	1,988,315
TELUS	63,228	2,206,657
		17,114,792
Utilities — 0.9%
Ameren	50,170	1,929,037

Total Common Stock
(Cost $200,482,387)		217,781,016

Total Investments - 99.7%
(Cost $200,482,387)†		$217,781,016
Other Assets and Liabilities - 0.3%		583,689
Net Assets - 100.0%		$218,364,705

Percentages are based on Net Assets.

*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At July 31, 2014, these securities amounted to $4,146,998 or 1.9% of net assets.
†	At July 31, 2014, the tax basis cost of the Fund's investments was $200,482,387, and the unrealized appreciation and depreciation were $20,413,220 and $(3,114,591), respectively.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2014, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0100

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● July 31, 2014 (unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.1%

Australia — 14.7%
ALS	98,235	$712,972
BC Iron	167,970	527,599
Bradken	185,090	777,458
Cabcharge Australia	210,670	904,483
Cardno	121,578	711,789
Decmil Group	591,277	1,098,946
GUD Holdings	148,235	1,027,650
Insurance Australia Group	136,068	796,621
Metcash	268,238	725,385
OZ Minerals	256,016	1,106,307
Premier Investments	105,228	949,524
Regis Resources	347,996	569,170
Skilled Group	248,494	591,169
SMS Management & Technology	207,583	792,846
WorleyParsons	57,533	962,376
		12,254,295
Belgium — 0.8%
Ageas	18,412	662,097

Canada — 12.8%
Agrium	8,639	787,560
Canadian Oil Sands	40,369	862,287
Celestica*	77,051	826,796
Genworth MI Canada	24,145	875,584
IGM Financial	15,065	710,729
Magna International	9,576	1,028,343
Metro, Cl A	13,112	854,893
Rogers Sugar	155,370	645,505
Suncor Energy	22,192	911,208
Surge Energy	4,762	37,123
Teck Resources, Cl B	31,856	763,422
Transcontinental, Cl A	50,197	640,382
Western Forest Products	480,864	1,014,341
WestJet Airlines	29,084	748,206
		10,706,379
Denmark — 3.3%
FLSmidth	15,317	787,004
Topdanmark*	29,374	907,881
Tryg	10,261	1,032,882
		2,727,767
Finland — 1.7%
Fortum	33,683	865,980
Ramirent	60,474	577,369
		1,443,349
France — 3.5%
AXA	30,239	696,048
CNP Assurances	40,676	800,121
Metropole Television	34,880	639,871
Total	12,734	820,003
		2,956,043

Description	Shares	Fair Value

Germany — 4.5%
E.ON	40,487	$766,044
Freenet	27,358	725,346
Hannover Rueck	9,332	797,994
Muenchener Rueckversicherungs	4,543	966,026
Software	20,113	505,518
		3,760,928
Hong Kong — 1.0%
Television Broadcasts	124,035	803,422

Israel — 2.1%
Harel Insurance Investments & Financial Services	117,556	689,336
Teva Pharmaceutical Industries	19,097	1,030,643
		1,719,979
Italy — 2.0%
Buzzi Unicem	55,148	897,226
Cairo Communication	112,057	813,268
		1,710,494
Japan — 17.5%
Autobacs Seven	51,646	850,516
COMSYS Holdings	55,056	1,029,239
Fujikura	162,552	813,827
Itoham Foods	178,083	785,978
Kinden	69,680	785,776
Kirin Holdings	49,630	700,798
Kyokuto Securities	41,810	725,522
Kyowa Exeo	66,026	921,084
Kyudenko	101,733	936,579
Marusan Securities Ltd.	91,990	709,163
Nintendo	8,130	910,886
Nippon Telegraph & Telephone	14,974	998,606
Sanki Engineering	125,736	986,428
Sanshin Electronics	107,710	877,470
Shizuoka Bank	67,341	733,867
SKY Perfect JSAT Holdings	151,561	909,086
Unipres	42,290	923,379
		14,598,204
Netherlands — 4.1%
BinckBank	75,980	859,913
Koninklijke Ahold	39,239	685,947
Royal Dutch Shell, Cl A	23,074	951,633
Royal Dutch Shell, Cl A (London Shares)	21,757	896,639
		3,394,132
New Zealand — 2.2%
SKYCITY Entertainment Group	248,990	795,306
Tower	670,929	1,043,019
		1,838,325
Norway — 7.8%
Gjensidige Forsikring	54,352	1,051,358
Kvaerner	539,668	944,323
Salmar	58,000	1,134,840
Statoil	34,061	975,826

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF● July 31, 2014 (unaudited)

Description	Shares	Fair Value

Telenor	31,856	$734,279
TGS Nopec Geophysical	30,067	856,140
Yara International	18,223	835,150
		6,531,916
Portugal — 2.0%
Portucel	146,334	672,102
Sonaecom - SGPS*	454,948	1,043,554
		1,715,656
South Korea — 1.1%
Daeduck Electronics	114,087	913,495

Spain — 1.9%
Duro Felguera	121,767	763,082
Endesa	21,972	847,487
		1,610,569
Sweden — 4.1%
Dios Fastigheter	120,192	988,793
Duni	62,616	862,329
JM	27,421	869,751
TeliaSonera	92,691	696,036
		3,416,909
Switzerland — 1.0%
Zurich Insurance Group	2,772	807,426

United Kingdom — 10.0%
Amlin	106,450	819,883
BP	97,849	799,563
Cape	178,310	854,958
Carillion	161,859	913,533
Centrica	141,557	738,484
Chesnara	161,355	844,491
De La Rue	52,024	641,177
HomeServe	183,753	929,142
Ladbrokes	268,750	598,926
Tullett Prebon	147,928	619,124
WM Morrison Supermarkets	222,148	632,340
		8,391,621
Total Common Stock
(Cost $80,441,835)		81,963,006

Total Investments - 98.1%
(Cost $80,441,835)†		$81,963,006
Other Assets and Liabilities - 1.9%		1,558,092
Net Assets - 100.0%		$83,521,098

Percentages are based on Net Assets.

*	Non-income producing security.
†	At July 31, 2014, the tax basis cost of the Fund's investments was $80,441,835, and the unrealized appreciation and depreciation were $4,595,870 and $(3,074,699), respectively.

Cl — Class
Ltd. — Limited

As of July 31, 2014, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0100

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF● July 31, 2014 (unaudited)

Description	Shares	Fair Value

COMMON STOCK — 93.0%

Austria — 9.5%
Agrana Beteiligungs	5,304	$607,247
AMAG Austria Metall (A)	19,482	696,531
Erste Group Bank	18,156	468,122
EVN	43,197	596,938
Lenzing	10,710	625,921
OMV	14,229	572,742
Raiffeisen Bank International	19,584	539,950
UNIQA Insurance Group	48,501	610,484
Vienna Insurance Group Wiener Versicherung Gruppe	13,056	650,003
Voestalpine	14,433	637,000
		6,004,938
Brazil — 7.2%
AMBEV	87,975	608,021
Banco do Brasil	71,400	872,064
Banco Santander Brasil	130,101	876,228
Cia Siderurgica Nacional	154,581	778,100
Cosan Industria e Comercio	43,656	713,698
JBS	196,758	729,360
		4,577,471
Czech Republic — 6.6%
CEZ	24,174	686,612
Fortuna Entertainment Group	97,716	596,219
Komercni Banka	2,652	577,188
Pegas Nonwovens	20,961	630,851
Philip Morris CR	1,173	590,277
Telefonica Czech Republic	42,585	561,498
Unipetrol*	84,660	524,340
		4,166,985
Greece — 8.1%
Athens Water Supply & Sewage	55,335	711,323
Bank of Greece	29,988	558,159
Eurobank Ergasias*	1,020,714	459,239
Hellenic Petroleum	63,597	499,885
Intralot -Integrated Lottery Systems & Services*	206,397	511,294
Karelia Tobacco	2,142	674,036
Metka	35,190	570,165
Motor Oil Hellas Corinth Refineries	47,124	507,965
Public Power	40,443	592,998
		5,085,064
Hungary — 3.9%
Magyar Telekom Telecommunications	435,948	693,708
MOL Hungarian Oil & Gas	10,914	528,228
OTP Bank	35,649	619,738
Richter Gedeon Nyrt	38,760	636,616
		2,478,290
Ireland — 9.5%
Aer Lingus Group	274,635	487,268
CPL Resources	64,515	587,442
CRH	22,134	518,307

Description	Shares	Fair Value

FBD Holdings	25,959	$510,108
Fyffes	499,392	746,166
Glanbia	42,687	657,339
Kingspan Group	31,722	539,886
Origin Enterprises PLC	64,515	721,491
Smurfit Kappa Group	23,205	503,686
Total Produce	473,892	708,066
		5,979,759
Israel — 10.2%
CLAL Insurance Enterprise*	32,334	609,203
Elbit Systems	10,914	685,221
Gazit Globe Ltd.	48,144	644,721
Harel Insurance Investments & Financial Services	104,142	610,678
Israel Chemicals	75,684	618,541
Melisron	23,868	635,426
Migdal Insurance & Financial Holding	379,491	608,882
Paz Oil Ltd.	4,131	664,375
Strauss Group	35,139	691,077
Teva Pharmaceutical Industries	12,750	688,103
		6,456,227
Italy — 9.6%
Atlantia	25,194	668,646
Enel	120,003	685,180
Eni	26,469	675,548
Gtech Spa	19,380	467,113
Intesa Sanpaolo	202,980	606,113
Pirelli & C.	37,536	561,934
Saipem	27,285	637,917
Telecom Italia	543,201	629,176
UniCredit	80,029	627,973
Unipol Gruppo Finanziario	88,281	486,326
		6,045,926
Portugal — 8.2%
Banco Espirito Santo*	318,087	85,613
BANIF - Banco Internacional do Funchal*	41,466,978	499,736
CIMPOR Cimentos de Portugal SGPS	175,236	593,662
Corticeira Amorim SGPS	165,291	641,864
EDP - Energias de Portugal	144,891	679,637
Galp Energia SGPS	38,505	683,685
Portugal Telecom SGPS	142,902	308,652
Semapa-Sociedade de Investimento e Gestao	44,319	651,017
Sonae	357,510	538,084
Teixeira Duarte	434,061	466,145
		5,148,095
Russia — 9.5%
Alrosa AO	619,344	764,456
E.ON Russia JSC	10,995,396	739,022
Gazprom Neft OAO	164,220	611,721
Gazprom OAO	182,937	675,862
Rosneft OAO	97,104	606,072
Sberbank of Russia	282,081	581,077
Severstal OAO	81,396	781,411

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF● July 31, 2014 (unaudited)

Description	Shares	Fair Value

Uralkali	144,891	$552,982
VTB Bank	633,767,718	705,985
		6,018,588
Spain — 10.7%
Acciona	8,058	664,451
Banco Bilbao Vizcaya Argentaria	50,618	624,862
Banco Santander	70,359	711,033
CaixaBank	100,334	604,449
Enagas	21,420	713,905
Endesa	19,278	743,576
Ferrovial	29,886	627,494
Gas Natural SDG	24,531	754,029
Iberdrola	96,135	716,507
Mapfre	155,805	601,272
		6,761,578
Total Common Stock
(Cost $61,621,248)		58,722,921

PREFERRED STOCK — 4.9%
Brazil — 4.9%
Banco Bradesco	54,723	839,388
Cia Energetica de Minas Gerais	109,854	897,232
Telefonica Brasil	33,864	681,235
Vale	52,581	676,281
Total Preferred Stock (Cost $2,976,720)		3,094,136

Total Investments - 97.9%
(Cost $64,597,968)†		$61,817,057
Other Assets and Liabilities - 2.1%		1,328,534
Net Assets - 100.0%		$63,145,591

Percentages are based on Net Assets.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

*	Non-income producing security.
†	At July 31, 2014, the tax basis cost of the Fund's investments was $64,597,968, and the unrealized appreciation and depreciation were $995,145 and $(3,776,056), respectively.

Ltd. — Limited
PLC — Public Limited Company

As of July 31, 2014, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 26, 2014

By:	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: September 26, 2014